DEBT AND CREDIT FACILITY - Summary of Changes in Debt (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 30, 2020	Mar. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt [Roll Forward]
Balance, beginning of year			$ 286,852	$ 250,729
Interest paid			(12,444)	(9,104)
Redemption of 2013 Notes			(114,994)	(152,250)	[1]
Issuance of debt			3,088	0	[1]
Principal paid on Term Loan			(35,000)	0	[1]
Interest expense			19,916	23,049
Redemption of 2013 Notes - converted to equity			(6)
Term Loan assumed			245,000	0
Proceeds from issuance of debt			3,088	0	[1]
Balance, end of year			392,412	286,852
Less: Accrued interest			(1,742)	(2,803)
Carrying amount			390,670	284,049
Current borrowings			71,025	114,280
Non-current borrowings			319,645	169,769
2013 Notes
Debt [Roll Forward]
Redemption of 2013 Notes	$ (115,000)	$ (142,000)	(114,994)	(141,982)
Principal paid on Term Loan	$ (115,500)	(152,200)
Redemption of 2013 Notes - converted to equity			(6)	0
Carrying amount			0	114,280
2019 Notes
Debt [Roll Forward]
Issuance of debt			0	164,160
Proceeds from issuance of debt			0	164,160
Carrying amount		$ 230,000	$ 177,582	$ 169,769

[1]	See note 2(r)